Long-Term Prepaid Expenses and Other Non-Current Assets (Schedule of composition) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Deposits Loans And Other Receivables Including Derivative Instruments
Deferred expenses, net	[1]	$ 42,840	$ 26,776
Contract costs		5,119	5,036
Other non-current assets		9,307	12,837
Long term prepaid expenses and other non current assets		$ 57,266	$ 44,649

[1]	Relates to deferred expenses, net for OPC’s connection fees to the gas transmission network and the electricity grid.